TRADE ACCOUNTS RECEIVABLE	12 Months Ended
Dec. 31, 2025
TRADE ACCOUNTS RECEIVABLE
TRADE ACCOUNTS RECEIVABLE
5. TRADE ACCOUNTS RECEIVABLE
5.a. Accounting policy
These are financial assets measured initially at fair value and subsequently, at amortized cost and are evaluated by the value of the services provided and goods sold in accordance with the contracted conditions, net of estimated impairment losses. These include the services provided to customers, which were still not billed at the balance sheet date, as well as other trade accounts receivable related to the sale of cell phones, SIM cards, accessories, advertising and rent of IT equipment (“Vivo Tech” product) and credit rights of the Vivo Money FIDC.
The Company measures the provision for estimated impairment losses in an amount equal to the loss of credit expected for a lifetime.
With regard to the Vivo Pay FIDCs, whose expected credit loss amounts represent 6.79% and 6.98% of the total consolidated expected credit losses as of December 31, 2025 and 2024, respectively, the assumptions include: (i) stop accrual: for the calculation of the present value of each credit right, interest related to credit operations that are in arrears equal to or greater than sixty days is no longer recognized; (ii) application of the rating cure methodology: the respective ratings of credit rights with higher risks than the AA level are positively impacted according to the number of days the credit right is in arrears; and (iii) application of the wagon effect: for credit rights of the same debtor, the provision for losses must be measured over the entire expected cash flow of that debtor, taking into account the nature of the transaction and the characteristics of the guarantees, such as sufficiency and liquidity. An impairment loss is calculated as the difference between the carrying amount and the present value of estimated future cash flows discounted at the asset's original effective interest rate. Losses are recognized in profit or loss, and interest on the delinquent asset continues to be recognized for up to 60 days in arrears. When a subsequent event indicates a reversal of the impairment loss, the decrease in the loss is reversed and recorded in profit or loss.
5.b. Critical estimates and judgments
In determining whether the credit risk of a financial asset has increased significantly since the initial recognition and in estimating the expected credit losses, the Company considers reasonable and bearable information that is relevant and available. This includes quantitative and qualitative information and analysis, based on the Company's historical experience, customer profiles, business models, risk perception, guarantees and economic conditions in credit assessment and considering prospective information. Although the Company believes that the assumptions used are reasonable, the results of the estimates may be different.
5.c. Breakdown

	12.31.2025	12.31.2024
Services and goods(1)	12,250,210	11,001,308
Interconnection amounts(1)/(2)	634,221	632,033
Vivo Pay I - FIDC	348,848	360,411
Amounts from related parties (Note 29)(1)	50,292	63,240
Gross accounts receivable	13,283,571	12,056,992
Estimated impairment losses	(2,380,452)	(2,215,251)
Net accounts receivable	10,903,119	9,841,741

Current	10,619,617	9,471,592
Non-current	283,502	370,149

(1)The consolidated include R$3,024,347 and R$2,752,975 to be billed to customers on December 31, 2025 and 2024, respectively. It also includes the amounts of contractual assets (Note 25.a.), shown in item d), of this Note.
(2)Refer to billed amounts from other telecommunications operators.
The consolidated non-current balances refer to the present value receivable from: (i) resale installments of goods (B2B), with maturities of up to 24 months; (ii) Vivo Tech products, with maturities of up to 60 months; and (iii) the right to credits from the Vivo Pay I FIDC, with maturities of up to 36 months. These values are net of their estimated impairment losses.
On December 31, 2025, and 2024, no customer represented more than 10% of trade accounts receivable, net.
The following are amounts receivable, by maturity:

	12.31.2025	12.31.2024
Falling due	9,252,301	7,951,826
Overdue – 1 to 30 days	1,070,093	1,134,436
Overdue – 31 to 60 days	266,390	261,861
Overdue – 61 to 90 days	127,779	212,887
Overdue – 91 to 120 days	63,929	147,320
Overdue – over 120 days	122,627	133,411
Total	10,903,119	9,841,741
5.d. Changes in contractual assets

	Contract assets, gross	Provision for losses	Contract assets, net
Balance on December 31, 2023	117,796	(24,690)	93,106
Additions	342,286	(4,787)	337,499
Write-offs	(311,114)	—	(311,114)
Balance on December 31, 2024	148,968	(29,477)	119,491
Additions	362,389	—	362,389
Write-offs / reversals	(345,775)	368	(345,407)
Balance on December 31, 2025	165,582	(29,109)	136,473
5.e. Changes in estimated losses for impairment

Balance on December 31, 2023	(2,437,845)
Supplement to estimated losses, net of reversal (Note 26.)	(1,523,263)
Write-off	1,750,394
Business combination - IPNET (Note 1.c.3.)	(4,537)
Balance on December 31, 2024	(2,215,251)
Supplement to estimated losses, net of reversal (Note 26.)	(1,581,337)
Write-off	1,417,791
Business combination - Samauma (Note 1.c.1)	(786)
Business combination - FiBrasil (Note 1.c.2)	(869)
Balance on December 31, 2025	(2,380,452)